Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue
Sales	$ 1,121,676	$ 721,629	$ 6,196,743	$ 2,876,273
Cost of Sales	875,031	604,418	5,170,386	2,340,788
Gross profit	246,645	117,211	1,026,357	535,485
Operating expense
General and administrative expenses	1,496,537	1,978,933	12,516,279	17,306,651
Impairment of Intangibles			1,450,000	300,000
Impairment of Secured Promissory Note		1,000,000	1,000,000	10,000,000
Total operating expenses	1,496,537	2,978,933	14,966,279	27,606,651
Other income / (expense)
Interest income	369	5,389	1,718	7,323
Interest expense	(58,552)	(26,102)	(1,286,368)	(1,736,106)
Other income / (expense)	(99)	(37,340)	1,544	699,704
Total other income (expense)	(58,282)	(58,053)	(1,283,106)	(1,029,079)
Net (loss)	$ (1,308,174)	$ (2,919,775)	$ (15,223,028)	$ (28,100,245)
Net (loss) per share:
Basic	$ (0.05)	$ (0.13)	$ (0.69)	$ (1.69)
Weighted average number of shares
Basic	25,551,752	23,134,059	22,106,703	16,603,788